GAINS/(LOSSES) ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2021
OTHER FINANCIAL ITEMS, NET [Abstract]
Derivative instruments, gain (loss)
Gains/(losses) on derivative instruments includes:

(in thousands of $)	2021	2020	2019
Mark-to-market adjustment for interest rate swap derivatives (note 27)	27,016	(38,601)	(16,485)
Mark-to-market adjustment for foreign exchange swap derivatives (note 27)	240	(2,556)	2,568
Interest (expense)/income on undesignated interest rate swaps (note 27)	(2,908)	(6,215)	6,351
Mark-to-market adjustment for equity derivatives (note 27)	—	(5,051)	(30,478)
	24,348	(52,423)	(38,044)

Components of other financial items, net
Other non-operating income/(losses), net comprise of the following:

(in thousands of $)	2021	2020
Unrealized mark-to-market loss on our investment in listed equity securities (note 14 and 27)	295,777	—
UK tax lease settlement contingent liability (note 29)	71,739	—
Dividend income from our investment in listed equity securities	(5,588)	—
Gain on disposal of the LNG Croatia (note 18)	—	5,682
	361,928	5,682
Other financial items, net includes:

(in thousands of $)	2021	2020	2019
Amortization of debt guarantee (note 28)	2,569	4,111	1,242
Financing arrangement fees and other costs	(2,341)	(2,138)	(5,735)
Foreign exchange loss on operations	(465)	(3,221)	(902)
Other	(522)	(304)	(127)
	(759)	(1,552)	(5,522)